Stockholders Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
NOTE 3. Stockholders Deficit

We have 500,000,000 authorized shares of Common Stock, $0.0001 par value, and 100,000,000 authorized shares of Series A Preferred Stock, $0.0001 par value. As of June 30, 2017, 103,097,783 shares of Common Stock and 62,138,680 shares of Series A Preferred Stock were issued and outstanding. The shares of Common Stock include the 31,766,503 shares held by the remaining shareholders of AEPP prior to our acquisition of control on April 8, 2017. In addition, as of June 30, 2017, we have issued options to acquire up to 7,200,000 shares of Common Stock, warrants to acquire up to 52,077,380 shares of Series A Preferred Stock and warrants to acquire up to 19,188,280 shares of Common Stock. In addition, we may be obligated to issue an additional 14,000,000 shares of Series A Preferred Stock in exchange for future clinical research services, and we may issue an additional 18,941,615 shares of Common Stock if holders of promissory notes voluntarily convert.

Series A Preferred Stock

Each share of Series A Preferred Stock is currently convertible into one share of Common Stock. This conversion ratio is subject to adjustment for certain dilutive events. If a liquidation event occurs, each share of Series A Preferred Stock is entitled to a liquidation preference of $0.075 per share, and then each share will receive distributions ratably with the Common Stock based on the then-existing conversion ratio. As of June 30, 2017, the liquidation preference of the outstanding shares of Series A Preferred Stock is $4,660,401. The holders of Series A Preferred Stock have voting rights with the Common Stock based on the then-existing conversion ratio, and also have certain separate voting rights. As long as at least 14,000,000 shares of Series A Preferred Stock are outstanding, the holders of the Series A Preferred Stock have certain protective rights to nominate a director to the Board of Directors, who shall have the right to approve certain transactions. In addition, as long as at least 14,000,000 shares of Series A Preferred Stock are outstanding, the holders of the Series A Preferred Stock have the right to vote separately as a class to approve certain amendments to the certificate of incorporation, any liquidation event, and certain issuances of capital stock. The shares of Series A Preferred Stock may be converted into Common Stock at any time, but will automatically convert upon either the written consent of the holders of the majority of such shares or the closing of a firm-commitment underwritten public offering with gross proceeds of at least $10 million.

GHC liquidation rights

On January 24, 2007, the Company issued 24,000,000 shares of Common Stock to GHC in exchange for certain intellectual property and a commitment by GHC to invest $3.0 million to fund the Company’s operations. GHC retains the rights to the contributed intellectual property in the event of a bankruptcy or liquidation of the Company. GHC has subordinated these rights in connection with the Company’s borrowings.

Clinical research arrangements and payment in equity

During August 2011, we agreed to pay 10% of the cost of services rendered by a non-US based clinical research organization through the issuance of 333,340 shares of Common Stock at $0.15 per share. The $50,000 value of the Common Stock was recorded as a prepayment of future services. As of June 30, 2017, and December 31, 2016, the unearned portion of the value of the equity issued, $43,090, is reflected as prepaid services in the accompanying condensed balance sheets.

During January 2015, as part of a financing transaction described below, we agreed to pay the cost of services by a US-based clinical research organization through the issuance of Series A Preferred Stock and warrants to acquire Series A Preferred Stock. The $450,000 value of the initial issuance of Series A Preferred Stock was recorded as a prepayment of future services. As of June 30, 2017, and December 31, 2016, respectively, the unearned portion of the value of the equity issued reflected as a prepayment in the accompanying condensed balance sheets was $319,999. Additionally, the clinical research organization may perform an additional $1,050,000 in services, and receive an additional 14,000,000 shares of Series A Preferred Stock.

Texas Emerging Technology Fund Investment

The Texas Emerging Technology Fund (“TETF”), an economic development affiliate of the State of Texas, is the majority holder of the Company’s Series A Preferred Stock as of June 30, 2017 and December 31, 2016. We agreed to certain conditions related to the TETF investment, including certain representations and warranties. Our obligations to TETF generally expire on September 30, 2020. In the event that we do not maintain our principal place of business or principal executive offices in Texas, TETF may require us to repay the $3.9 million investment plus eight percent interest per annum, compounded annually, from the date of the investment, essentially as a stipulated damage or penalty, and TETF will retain its shares of Series A Preferred Stock. In the event of a breach of other conditions of the investment or representations and warranties, TETF may seek any remedies it may have in law or equity. We can terminate our obligations to TETF at any time by the repayment of the amount invested plus 8% interest calculated as described above.

Warrants to Acquire Series A Preferred Stock

As of June 30, 2017, and December 31, 2016, respectively, we have issued warrants to acquire up to 52,077,380 and 50,810,720 shares of Series A Preferred Stock (the “Preferred Warrants”). The Preferred Warrants expire if not otherwise exercised at various dates commencing on January 16, 2020 and ending May 12, 2022. The exercise price is $0.0825 per share, subject to adjustment for certain dilutive transactions. The Preferred Warrants may be exercised on a cash-less basis.

Warrants to Acquire Common Stock

As of June 30, 2017, and December 31, 2016, respectively, we have issued warrants to acquire up to 19,188,280 and 0 shares of Common Stock (the “Common Warrants”). The Common Warrants expire if not otherwise exercised on or prior to July 31, 2022. The exercise price is $0.0825 per share, subject to adjustment for certain dilutive transactions. The Common Warrants may be exercised on a cash-less basis. These Common Warrants were exchanged for a new class of warrants in August 2017. See Note 8.

2007 Stock Option Plan

The authority to make grants under the 2007 Stock Option Plan expired on December 31, 2016, and no further grants may be made. We expect to adopt a new plan in 2017. As of June 30, 2017, and December 31, 2016, options to acquire 7,200,000 shares of Common Stock were outstanding. These options are fully vested and are exercisable at an average price of $0.0093 per share.

We recognize stock-based compensation expense for equity awards over the requisite service period of each grant using the Black-Scholes option pricing model to estimate the fair value of the stock options on the date of grant. There was no unamortized stock-based compensation expense recognized related to stock options during any period in 2016 and 2017.

As of December 31, 2016, 71,153,300 shares of Common Stock and 62,138,680 shares of Series A Preferred Stock were issued and outstanding. In addition, as of December 31, 2016, we have issued options to acquire up to 7,200,000 shares of Common Stock and warrants to acquire up to 50,810,720 shares of Series A Preferred Stock.

Series A Preferred Stock

Each share of Series A Preferred Stock is currently convertible into one share of Common Stock. This conversion ratio is subject to adjustment for certain dilutive events. If a liquidation event occurs, each share of Series A Preferred Stock is entitled to a liquidation preference of $0.075 per share, and then each share will receive distributions ratably with the Common Stock based on the then-existing conversion ratio. As of December 31, 2016, the liquidation preference of the outstanding shares of Series A Preferred Stock is $4,660,401. The holders of Series A Preferred Stock have voting rights with the Common Stock based on the then-existing conversion ratio, and also have certain separate voting rights. As long as at least 14,000,000 shares of Series A Preferred Stock are outstanding, the holders of the Series A Preferred Stock have certain protective rights to nominate a director to the Board of Directors, who shall have the right to approve certain transactions. In addition, as long as at least 14,000,000 shares of Series A Preferred Stock are outstanding, the holders of the Series A Preferred Stock have the right to vote separately as a class to approve certain amendments to the certificate of incorporation, any liquidation event, and certain issuances of capital stock. The shares of Series A Preferred Stock may be converted into Common Stock at any time, but will automatically convert upon either the written consent of the holders of the majority of such shares or the closing of a firm-commitment underwritten public offering with gross proceeds of at least $10 million.

Common Stock

On January 24, 2007, Oncolix issued 24,000,000 shares of Common Stock to GHC in exchange for certain intellectual property and a commitment by GHC to invest $3.0 million to fund Oncolix’s operations. GHC retains the rights to the contributed intellectual property in the event of a bankruptcy or liquidation of the Company. Also on January 24, 2007, Oncolix issued 7,999,960 shares of Common Stock for $0.01 per share in cash to four individuals (the “Scientific Founders”) in exchange for future services and sold 4,000,000 shares of Common Stock for $0.0005 per share to the Chief Executive Officer (“CEO”). Oncolix retains the right to repurchase 1,000,000 shares until such time as the Company has received $10 million in capital contributions or income from licensing or sales of our intellectual property.

In connection with this purchase of stock at formation, the Scientific Founders and CEO agreed to certain conditions, including the obligation to offer to other holders on a pro rata basis any offer the individual receives to sell his/her Common Stock, the right to require other holders to sell their pro rata shares in any sale of Common Stock by the individual. Additionally, in the event of a proposed sale of Common Stock by the individuals, GHC was granted the right of first refusal to acquire the shares from the individuals. The individuals were also granted certain rights to include their shares in registered public offerings, and agreed to certain restrictions on sales of Common Stock following certain public offerings.

Contract manufacturing arrangements and payment in equity

During August 2009, we engaged a non-US manufacturer for the production of Prolanta™ and to provide certain quality assurance services. Our agreement ended in August 2016. Of amounts earned by the manufacturer, approximately 58%, or $1.5 million, was payable in Oncolix Common Stock at $0.15 per share. The remaining amounts due are payable in cash. As of December 31, 2016 and 2015, there are no prepaid services on the accompanying balance sheets.

Clinical research arrangements and payment in equity

During August 2011, we agreed to pay 10% of the cost of services rendered by a non-US based clinical research organization through the issuance of 16,667 shares of Common Stock at $0.15 per share. The $50,000 value of the Common Stock was recorded as a prepayment of future services. As of December 31, 2016 and 2015, the unearned portion of the value of the equity issued, $43,090, is reflected as prepaid services in the accompanying balance sheets.

During January 2015, as part of a financing transaction described below, we agreed to pay the cost of services by a US-based clinical research organization through the issuance of Series A Preferred Stock and warrants to acquire Series A Preferred Stock. The $450,000 value of the initial issuance of Series A Preferred Stock was recorded as a prepayment of future services. As of December 31,2016 and 2015, respectively, the unearned portion of the value of the equity issued reflected as a prepayment in the accompanying balance sheets was $319,999 and $450,000. The clinical research organization may perform an additional $1,050,000 in services, and receive an additional $1,050,000 of Series A Preferred Stock.

Texas Emerging Technology Fund Investment

During 2014, an agreement with an existing investor, the Texas Emerging Technology Fund (“TETF”), an economic development affiliate of the State of Texas, was amended and the TETF invested $300,000 through a bridge loan, which was converted into Series A Preferred Stock in 2015. Additionally, the TETF purchased an additional $1,200,000 of Series A Preferred Stock in 2015. See the description of the sale of convertible notes and the sale of Series A Preferred Stock herein.

We agreed to certain conditions related to the TETF investment, including certain representations and warranties. Our obligations to TETF generally expire on September 30, 2020. In the event that we do not maintain our principal place of business or principal executive offices in Texas, TETF may require us to repay the $3.9 million investment plus eight percent interest per annum, compounded annually, from the date of the investment, essentially as a stipulated damage or penalty, and TETF will retain the TETF Warrant or any stock acquired through the exercise of the Warrant. In the event of a breach of other conditions of the investment or representations and warranties, TETF may seek any remedies it may have in law or equity. We can terminate our obligations to TETF at any time by the repayment of the amount invested plus 8% interest calculated as described above.

Sale of convertible notes to affiliates

Prior to 2015, GHC funded our continuing operations by purchasing units consisting of convertible promissory notes (“Bridge Notes”) and warrants to acquire Common Stock (“Bridge Warrants”). As of January 1, 2015, GHC had advanced $750,000 under such Bridge Notes.

Prior to 2015, GHC and TETF also advanced funds by purchasing units consisting of convertible promissory notes secured by the assets of Oncolix (“Secured Bridge Notes”) and warrants to acquire Common Stock (“Secured Bridge Warrants”). As of January 1, 2015, GHC had acquired $435,000 and TETF had acquired $300,000 of such Secured Bridge Notes.

The Bridge Notes and Secured Bridge Notes accrued interest at the rate of 12% per annum, simple interest, until maturity. During the year ended December 31, 2015, we incurred $7,812 of interest under these notes.

Pursuant to the terms of the notes, the principal amount of the Bridge Notes and Secured Bridge Notes and accrued interest automatically converted into shares of Series A Preferred Stock and warrants to acquire Series A Preferred Stock in January 2015. In addition, the holder of the notes received a warrant to acquire additional shares equal to 30% of the shares received upon conversion of the principal amount of the notes. These additional warrants expired in June 2015.

Sale of Series A Preferred Stock and Warrants in 2015

During January 2015, we issued 62,119,080 shares of Series A Preferred Stock and warrants to acquire 62,119,080 shares of Series A Preferred Stock (the “Preferred Warrants”) in exchange for $1,200,630 of cash, the conversion of $1,808,702 of indebtedness and accrued interest, and the agreement to provide $450,000 of future clinical services. In connection with this transaction, 15,994,660 shares of Common Stock previously issued to TETF were exchanged for 15,994,660 shares of Series A Preferred Stock. The stated price of the unit of one share of Series A Preferred Stock and the Preferred Warrant was $0.075. The expenses related to the transaction were $23,941 and are deducted from the proceeds of the offering in the accompanying Statements of Stockholders’ Deficit.

The Preferred Warrants expire on January 16, 2020 if not otherwise exercised. The exercise price is $0.0825 per share, subject to adjustment for certain dilutive transactions. The Preferred Warrants may be exercised on a cash-less basis.

The purchase price of the units of Series A Preferred Stock and the Preferred Warrant were allocated between the stock and warrant using a Black-Scholes pricing model. As a result, the Preferred Warrants were ascribed a value of $854,455 at the date of the offering.

Placement Agent Compensation Agreement

In connection with the sale of convertible notes in 2017 (see Note 8), we executed an agreement with a placement agent in 2016. The agreement provides that the agent will receive a cash payment equal to 8 to 10% of the cash proceeds received, as well as 4% of the net exercise value upon exercise of any warrants issued. The agent may also receive a warrant equal to 10% of the equity, including warrants, issued. In addition, the agent and its employees were granted a warrant to acquire 2,000,000 shares of Series A Preferred Stock at $0.0825 per share. The warrant expires if not exercised in January 2020, and has cashless exercise provisions. The warrant was issued in December 2016, and the estimated value of the warrant, $38,687, is reflected as a deferred offering cost in the accompanying balance sheets as of December 31, 2016.

2007 Stock Option Plan

The 2007 Stock Option Plan (the “2007 Plan”) authorized the Company to award options to acquire up to 10,880,000 shares of Common Stock to employees, Directors and consultants through December 31, 2016. There were no option awards granted, exercised or forfeited in 2015 as noted in the following table.

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted average remaining life in years
Balance, December 31, 2014	7,820,000	$0.01	6.76
Balance, December 31, 2015	7,820,000	$0.01	5.76
Exercises	(20,000)	$0.05
Forfeitures	(600,000)	$0.015
Balance, December 31, 2016	7,200,000	$0.0095	4.40
Exercisable December 31, 2016	7,200,000	$0.0095	4.40

The authority to make grants under the 2007 plan expired on December 31, 2016, and no further grants may be made. We expect to adopt a new plan in 2017.

We recognize stock-based compensation expense for equity awards over the requisite service period of each grant using the Black-Scholes option pricing model to estimate the fair value of the stock options on the date of grant. We do not currently have sufficient historical exercise or forfeiture data on which to base an estimate of the expected term of each option, so we use the life of the grant and assume no forfeitures. Additionally, we utilize an expected volatility of 200% because we do not have any trading experience. We base the risk-free interest rate used in the Black-Scholes option pricing model on the implied yield currently available on U.S. Treasury securities.

The following table summarizes the assumptions we utilized for grants of options to acquire Common Stock:

Assumptions	Employees	Non-Employee Director	Consultants

Expected life (years)	10	5-10	10
Expected volatility (%)	200	200	200
Risk-free interest rate (%)	2.0-3.39	0.93-3.39	2.0
Forfeiture rate (%)	0.0	0.0	0.0
Expected dividend yield	0.0	0.0	0.0
Assumed value per share of common stock on grant date	$0.15	$0.15	$0.125 to $0.15

There were no independent determinations of the valuation of our Common Stock on the date of each option grant. For accounting purposes, the price of the most recent sale of Common Stock, regardless of the contractual date of such sale, was utilized, resulting in an assumed value of $0.15 per share. Since the exercise price was substantially less than the assumed value per share of Common Stock on the grant date, the value of each option granted was the approximate intrinsic value of each option. The most recent sales price of stock, Series A Preferred Stock, was at $0.075 per unit of one share and a warrant to acquire one share as described above.

There was no unamortized stock-based compensation expense recognized related to stock options during the year ended December 31, 2016. We recognized stock-based compensation expense of $172,808 in 2015.